Related Parties - Related Party Receivables (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Advances from stockholders	$ (558)	$ (565)
Related party receivable	1,457	1,519
Luca Pasquini [Member]
Advances from stockholders	(558)	(565)
Related party receivable	$ 1,457	$ 1,519